Tri-Continental Corporation
Third Quarter Report
September 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Tri-Continental Corporation, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 69.9%
Issuer	Shares	Value ($)
Communication Services 5.7%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	476,837	10,490,414
Verizon Communications, Inc.	175,000	7,859,250
Total		18,349,664
Interactive Media & Services 4.5%
Alphabet, Inc., Class A	288,298	47,814,223
Meta Platforms, Inc., Class A	69,431	39,745,082
Total		87,559,305
Media 0.3%
Comcast Corp., Class A	125,000	5,221,250
Total Communication Services		111,130,219
Consumer Discretionary 6.7%
Automobiles 0.4%
Tesla, Inc.(a)	26,439	6,917,236
Broadline Retail 2.3%
Amazon.com, Inc.(a)	196,138	36,546,394
Macy’s, Inc.	515,000	8,080,350
Total		44,626,744
Hotels, Restaurants & Leisure 1.2%
Booking Holdings, Inc.	4,258	17,935,207
Darden Restaurants, Inc.	32,500	5,334,225
Total		23,269,432
Household Durables 1.0%
Lennar Corp., Class A	34,612	6,489,058
Newell Brands, Inc.	450,000	3,456,000
PulteGroup, Inc.	65,890	9,457,191
Total		19,402,249
Specialty Retail 0.6%
Best Buy Co., Inc.	60,000	6,198,000
Home Depot, Inc. (The)	13,500	5,470,200
Total		11,668,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.2%
Deckers Outdoor Corp.(a)	37,350	5,955,457
Ralph Lauren Corp.	65,241	12,648,273
Tapestry, Inc.	122,036	5,733,251
Total		24,336,981
Total Consumer Discretionary		130,220,842
Consumer Staples 4.7%
Consumer Staples Distribution & Retail 0.6%
Target Corp.	68,263	10,639,471
Food Products 1.6%
Archer-Daniels-Midland Co.	232,412	13,884,293
Bunge Global SA	59,789	5,778,009
Kellanova	60,000	4,842,600
Kraft Heinz Co. (The)	210,000	7,373,100
Total		31,878,002
Household Products 0.8%
Colgate-Palmolive Co.	147,845	15,347,790
Personal Care Products 0.3%
Kenvue, Inc.	265,000	6,129,450
Tobacco 1.4%
Altria Group, Inc.	343,803	17,547,705
Philip Morris International, Inc.	85,000	10,319,000
Total		27,866,705
Total Consumer Staples		91,861,418
Energy 3.3%
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp.	76,345	11,243,328
Diamondback Energy, Inc.	30,000	5,172,000
EOG Resources, Inc.	37,500	4,609,875
Exxon Mobil Corp.	176,223	20,656,860
Marathon Petroleum Corp.	73,301	11,941,466
Valero Energy Corp.	80,480	10,867,214
Total		64,490,743
Total Energy		64,490,743

Tri-Continental Corporation  | 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 9.5%
Banks 3.0%
Bank of America Corp.	77,331	3,068,494
Citigroup, Inc.	296,277	18,546,940
JPMorgan Chase & Co.	80,638	17,003,329
M&T Bank Corp.	57,500	10,241,900
U.S. Bancorp	110,000	5,030,300
Wells Fargo & Co.	95,520	5,395,925
Total		59,286,888
Capital Markets 2.7%
Ares Capital Corp.	475,000	9,946,500
Bank of New York Mellon Corp. (The)	65,267	4,690,086
Blackstone Secured Lending Fund	250,000	7,322,500
Cboe Global Markets, Inc.	6,292	1,289,042
CME Group, Inc.	47,858	10,559,868
Morgan Stanley	95,000	9,902,800
State Street Corp.	90,947	8,046,081
Total		51,756,877
Consumer Finance 0.2%
Synchrony Financial	86,460	4,312,625
Financial Services 1.2%
Clovis Liquidation Trust(a),(b),(c)	9,371,357	421,711
Fiserv, Inc.(a)	105,256	18,909,240
Visa, Inc., Class A	14,047	3,862,223
Total		23,193,174
Insurance 2.0%
Marsh & McLennan Companies, Inc.	78,792	17,577,707
MetLife, Inc.	95,000	7,835,600
Prudential Financial, Inc.	72,083	8,729,251
Willis Towers Watson PLC	17,133	5,046,183
Total		39,188,741
Mortgage Real Estate Investment Trusts (REITS) 0.4%
Starwood Property Trust, Inc.	365,000	7,438,700
Total Financials		185,177,005
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.8%
Biotechnology 2.2%
AbbVie, Inc.	96,318	19,020,879
Amgen, Inc.	35,273	11,365,313
BioMarin Pharmaceutical, Inc.(a)	23,262	1,635,086
Regeneron Pharmaceuticals, Inc.(a)	5,088	5,348,709
Vertex Pharmaceuticals, Inc.(a)	12,650	5,883,262
Total		43,253,249
Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	451,302	17,135,937
Hologic, Inc.(a)	161,070	13,120,762
Medtronic PLC	187,521	16,882,516
Total		47,139,215
Health Care Providers & Services 1.5%
Cardinal Health, Inc.	69,968	7,732,863
Cigna Group (The)	39,261	13,601,581
CVS Health Corp.	120,000	7,545,600
Total		28,880,044
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	542,793	28,084,110
Johnson & Johnson	8,712	1,411,867
Merck & Co., Inc.	65,000	7,381,400
Pfizer, Inc.	250,000	7,235,000
Viatris, Inc.	801,823	9,309,165
Total		53,421,542
Total Health Care		172,694,050
Industrials 5.9%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	22,890	13,380,578
RTX Corp.	42,500	5,149,300
Total		18,529,878
Air Freight & Logistics 1.1%
FedEx Corp.	59,317	16,233,877
United Parcel Service, Inc., Class B	40,000	5,453,600
Total		21,687,477
Tri-Continental Corporation  | 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.8%
Masco Corp.	111,584	9,366,361
Trane Technologies PLC	16,412	6,379,837
Total		15,746,198
Ground Transportation 0.3%
CSX Corp.	37,659	1,300,365
Union Pacific Corp.	21,500	5,299,320
Total		6,599,685
Industrial Conglomerates 0.5%
3M Co.	75,258	10,287,769
Machinery 1.8%
AGCO Corp.	42,500	4,159,050
Caterpillar, Inc.	54,966	21,498,302
Snap-On, Inc.	11,734	3,399,457
Stanley Black & Decker, Inc.	55,000	6,057,150
Total		35,113,959
Professional Services 0.4%
Automatic Data Processing, Inc.	28,039	7,759,232
Total Industrials		115,724,198
Information Technology 17.8%
Communications Equipment 1.3%
Arista Networks, Inc.(a)	48,077	18,452,914
Cisco Systems, Inc.	150,000	7,983,000
Total		26,435,914
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	200,000	9,030,000
IT Services 0.4%
International Business Machines Corp.	35,000	7,737,800
Semiconductors & Semiconductor Equipment 6.1%
Applied Materials, Inc.	13,807	2,789,704
Broadcom, Inc.	30,000	5,175,000
NVIDIA Corp.	592,920	72,004,205
Qorvo, Inc.(a)	49,313	5,094,033
QUALCOMM, Inc.	141,420	24,048,471
Texas Instruments, Inc.	47,500	9,812,075
Total		118,923,488
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 5.4%
Crowdstrike Holdings, Inc., Class A(a)	11,966	3,356,104
Fortinet, Inc.(a)	76,426	5,926,836
Microsoft Corp.	141,598	60,929,619
Palo Alto Networks, Inc.(a)	30,052	10,271,774
Salesforce, Inc.	77,317	21,162,436
ServiceNow, Inc.(a)	5,297	4,737,584
Total		106,384,353
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.(d)	264,853	61,710,749
HP, Inc.	225,000	8,070,750
NetApp, Inc.	76,968	9,506,318
Total		79,287,817
Total Information Technology		347,799,372
Materials 2.1%
Chemicals 1.2%
CF Industries Holdings, Inc.	134,069	11,503,120
Dow, Inc.	140,000	7,648,200
Nutrien Ltd.	105,000	5,046,300
Total		24,197,620
Containers & Packaging 0.3%
International Paper Co.	112,500	5,495,625
Metals & Mining 0.6%
Steel Dynamics, Inc.	95,275	12,012,272
Total Materials		41,705,517
Real Estate 3.1%
Hotel & Resort REITs 0.3%
Host Hotels & Resorts, Inc.	300,803	5,294,133
Industrial REITs 0.2%
Prologis, Inc.	40,000	5,051,200
Office REITs 0.3%
BXP, Inc.	65,000	5,229,900
Residential REITs 0.3%
Invitation Homes, Inc.	145,000	5,112,700
Retail REITs 0.5%

Tri-Continental Corporation  | 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Realty Income Corp.	82,500	5,232,150
Simon Property Group, Inc.	32,500	5,493,150
Total		10,725,300
Specialized REITs 1.5%
American Tower Corp.	79,302	18,442,473
SBA Communications Corp.	27,076	6,517,193
VICI Properties, Inc.	150,000	4,996,500
Total		29,956,166
Total Real Estate		61,369,399
Utilities 2.3%
Electric Utilities 1.7%
Duke Energy Corp.	45,000	5,188,500
Entergy Corp.	148,895	19,596,071
FirstEnergy Corp.	60,000	2,661,000
PG&E Corp.	337,671	6,675,756
Total		34,121,327
Gas Utilities 0.3%
UGI Corp.	210,000	5,254,200
Multi-Utilities 0.3%
DTE Energy Co.	40,000	5,136,400
Total Utilities		44,511,927
Total Common Stocks (Cost $938,870,638)		1,366,684,690

Convertible Bonds 6.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
American Airlines Group, Inc.
07/01/2025	6.500%	3,700,000	3,794,350
Automotive 0.2%
Rivian Automotive, Inc.
03/15/2029	4.625%	5,500,000	4,953,437
Cable and Satellite 0.4%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	9,300,000	7,461,907
Consumer Products 0.3%
Beauty Health Co. (The)(e)
10/01/2026	1.250%	6,000,000	4,957,822
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
Bloom Energy Corp.
06/01/2028	3.000%	5,000,000	4,595,757
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	4,500,000	4,936,500
Total			9,532,257
Electric 1.2%
Duke Energy Corp.
04/15/2026	4.125%	4,500,000	4,763,250
FirstEnergy Corp.
05/01/2026	4.000%	4,500,000	4,709,250
PG&E Corp.(e)
12/01/2027	4.250%	7,000,000	7,581,000
WEC Energy Group, Inc.(e)
06/01/2029	4.375%	6,700,000	7,413,550
Total			24,467,050
Finance Companies 0.2%
Bread Financial Holdings, Inc.
06/15/2028	4.250%	3,000,000	4,320,000
Healthcare REIT 0.3%
Welltower OP LLC(e)
07/15/2029	3.125%	4,500,000	5,222,250
Leisure 0.2%
Carnival Corp.
12/01/2027	5.750%	3,000,000	4,824,000
Media and Entertainment 0.3%
fuboTV, Inc.
02/15/2026	3.250%	7,000,000	5,285,000
Other Financial Institutions 0.3%
RWT Holdings, Inc.
10/01/2025	5.750%	6,000,000	5,880,000
Other REIT 0.8%
PennyMac Corp.
03/15/2026	5.500%	9,500,000	9,200,750
Redwood Trust, Inc.
06/15/2027	7.750%	1,000,000	997,000
Starwood Property Trust, Inc.
07/15/2027	6.750%	4,500,000	4,802,839
Total			15,000,589
Pharmaceuticals 0.6%
BridgeBio Pharma, Inc.
02/01/2029	2.250%	9,000,000	7,515,000
Tri-Continental Corporation  | 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2024 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mirum Pharmaceuticals, Inc.
05/01/2029	4.000%	3,000,000	4,396,124
Total			11,911,124
Retailers 0.3%
Farfetch Ltd.(f)
05/01/2027	0.000%	5,300,000	53,000
Wayfair, Inc.
09/15/2027	3.250%	4,700,000	5,654,100
Total			5,707,100
Technology 0.7%
CSG Systems International, Inc.
09/15/2028	3.875%	4,398,000	4,382,607
Progress Software Corp.(e)
03/01/2030	3.500%	4,500,000	5,406,750
Western Digital Corp.(e)
11/15/2028	3.000%	3,000,000	4,446,000
Total			14,235,357
Transportation Services 0.4%
Air Transport Services Group, Inc.
08/15/2029	3.875%	8,000,000	7,512,800
Total Convertible Bonds (Cost $132,336,675)			135,065,043

Convertible Preferred Stocks 2.8%
Issuer		Shares	Value ($)
Financials 1.2%
Banks 0.5%
Bank of America Corp.(g)	7.250%	8,000	10,184,080
Capital Markets 0.2%
AMG Capital Trust II	5.150%	50,000	2,750,000
Financial Services 0.5%
Apollo Global Management, Inc.	6.750%	145,000	9,904,950
Total Financials			22,839,030
Industrials 0.2%
Machinery 0.2%
Chart Industries, Inc., ADR	6.750%	100,000	5,023,000
Total Industrials			5,023,000
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Information Technology 0.6%
Technology Hardware, Storage & Peripherals 0.6%
Hewlett Packard Enterprise Co.	7.625%	180,000	10,905,743
Total Information Technology			10,905,743
Materials 0.3%
Chemicals 0.3%
Albemarle Corp.	7.250%	130,000	5,825,300
Total Materials			5,825,300
Utilities 0.5%
Electric Utilities 0.5%
NextEra Energy, Inc.	6.926%	135,000	6,374,700
NextEra Energy, Inc.	7.299%	60,000	3,338,764
Total			9,713,464
Total Utilities			9,713,464
Total Convertible Preferred Stocks (Cost $49,731,515)			54,306,537

Corporate Bonds & Notes 18.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Boeing Co. (The)(e)
05/01/2054	6.858%	4,500,000	4,935,406
United Technologies Corp.
06/01/2042	4.500%	5,400,000	5,027,544
Total			9,962,950
Airlines 0.2%
American Airlines, Inc.(e)
02/15/2028	7.250%	4,200,000	4,297,982
Apartment REIT 0.3%
Invitation Homes Operating Partnership LP
02/01/2035	4.875%	5,000,000	4,935,115
Banking 0.5%
Citigroup, Inc.(h)
Subordinated
09/19/2039	5.411%	5,300,000	5,283,292
JPMorgan Chase & Co.(h)
04/22/2052	3.328%	6,500,000	5,018,064
Total			10,301,356

Tri-Continental Corporation  | 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.3%
Stanley Black & Decker, Inc.
11/15/2048	4.850%	5,300,000	4,954,481
Cable and Satellite 0.1%
Telesat Canada/LLC(e)
10/15/2027	6.500%	5,286,000	1,753,493
Chemicals 0.9%
INEOS Finance PLC(e)
04/15/2029	7.500%	4,500,000	4,703,800
Innophos Holdings, Inc.(e)
02/15/2028	9.375%	5,500,000	5,166,420
Olympus Water US Holding Corp.(e)
10/01/2029	6.250%	7,300,000	7,063,396
Total			16,933,616
Consumer Products 0.8%
Mattel, Inc.(e)
04/01/2029	3.750%	2,700,000	2,584,021
Mattel, Inc.
10/01/2040	6.200%	1,430,000	1,471,028
11/01/2041	5.450%	745,000	712,423
Newell Brands, Inc.(h)
04/01/2036	6.875%	3,300,000	3,143,691
Newell Brands, Inc.
04/01/2046	7.000%	3,700,000	3,313,240
SWF Escrow Issuer Corp.(e)
10/01/2029	6.500%	7,500,000	4,785,199
Total			16,009,602
Electric 1.6%
DTE Energy Co.
11/01/2024	4.220%	4,500,000	4,494,108
Duke Energy Corp.(h)
09/01/2054	6.450%	4,900,000	5,097,272
Entergy Corp.(h)
12/01/2054	7.125%	7,000,000	7,273,983
FirstEnergy Corp.
03/01/2050	3.400%	3,500,000	2,575,118
Pacific Gas and Electric Co.
07/01/2050	4.950%	8,000,000	7,285,445
Wisconsin Electric Power Co.
10/01/2054	5.050%	5,000,000	4,970,135
Total			31,696,061
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.7%
Triton Water Holdings, Inc.(e)
04/01/2029	6.250%	8,442,000	8,429,824
United Natural Foods, Inc.(e)
10/15/2028	6.750%	6,280,000	5,989,617
Total			14,419,441
Gaming 0.4%
Scientific Games Holdings LP/US FinCo, Inc.(e)
03/01/2030	6.625%	8,500,000	8,439,735
Health Care 1.1%
CVS Health Corp.
07/20/2045	5.125%	5,000,000	4,660,182
Quotient Ltd.(b),(c),(e),(i)
04/15/2030	12.000%	3,020,822	2,930,197
Star Parent, Inc.(e)
10/01/2030	9.000%	4,100,000	4,405,061
Tenet Healthcare Corp.
10/01/2028	6.125%	8,500,000	8,570,428
Total			20,565,868
Independent Energy 1.2%
Hilcorp Energy I LP/Finance Co.(e)
04/15/2030	6.000%	9,000,000	8,769,086
Occidental Petroleum Corp.
07/15/2044	4.500%	8,900,000	7,237,316
04/15/2046	4.400%	8,600,000	7,022,794
Total			23,029,196
Leisure 0.6%
Carnival Corp.(e)
05/01/2029	6.000%	4,800,000	4,857,665
NCL Corp., Ltd.(e)
02/15/2029	7.750%	6,000,000	6,427,647
Total			11,285,312
Life Insurance 0.3%
MetLife, Inc.
07/15/2052	5.000%	5,000,000	4,943,898
Media and Entertainment 1.4%
Clear Channel Outdoor Holdings, Inc.(e)
04/15/2028	7.750%	10,000,000	8,945,668
Deluxe Corp.(e)
06/01/2029	8.000%	5,000,000	4,742,489
Lions Gate Capital Holdings LLC(e)
04/15/2029	5.500%	12,000,000	8,790,631
Tri-Continental Corporation  | 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mav Acquisition Corp.(e)
08/01/2029	8.000%	5,500,000	5,523,172
Total			28,001,960
Oil Field Services 0.9%
Nabors Industries Ltd.(e)
01/15/2028	7.500%	5,054,000	4,741,517
Nabors Industries, Inc.(e)
08/15/2031	8.875%	4,800,000	4,565,616
Transocean Aquila Ltd.(e)
09/30/2028	8.000%	4,200,000	4,294,406
Transocean Titan Financing Ltd.(e)
02/01/2028	8.375%	4,313,000	4,443,306
Total			18,044,845
Other Financial Institutions 0.2%
Vortex Opco LLC.(e)
04/30/2030	8.000%	4,890,600	1,954,878
Vortex Opco LLC.(e),(j)
3-month Term SOFR + 6.250% Floor 0.500% 04/30/2030	11.262%	1,123,200	1,124,315
WeWork Companies US LLC(b),(c),(e)
08/15/2027	0.000%	4,500,000	0
Total			3,079,193
Other REIT 0.2%
Prologis LP
03/15/2054	5.250%	4,500,000	4,571,141
Packaging 0.5%
ARD Finance SA(e),(i)
06/30/2027	6.500%	5,832,350	1,340,460
Mauser Packaging Solutions Holding Co.(e)
04/15/2027	9.250%	9,000,000	9,233,477
Total			10,573,937
Pharmaceuticals 0.7%
1375209 BC Ltd.(e)
01/30/2028	9.000%	1,415,000	1,402,190
Bausch Health Companies, Inc.(e)
09/30/2028	11.000%	2,515,000	2,339,522
Merck & Co., Inc.
05/17/2053	5.000%	4,700,000	4,735,286
Organon & Co./Foreign Debt Co-Issuer BV(e)
05/15/2034	7.875%	3,900,000	4,131,800
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(e)
04/30/2031	5.125%	833,000	783,912
Total			13,392,710
Property & Casualty 0.2%
Panther Escrow Issuer LLC(e)
06/01/2031	7.125%	4,500,000	4,717,792
Restaurants 0.5%
Fertitta Entertainment LLC/Finance Co., Inc.(e)
01/15/2030	6.750%	10,000,000	9,302,258
Retailers 0.9%
Academy Ltd.(e)
11/15/2027	6.000%	4,867,000	4,880,711
Hanesbrands, Inc.(e)
02/15/2031	9.000%	4,200,000	4,534,240
L Brands, Inc.(e)
10/01/2030	6.625%	4,500,000	4,584,950
Magic MergeCo, Inc.(e)
05/01/2029	7.875%	7,500,000	4,408,243
Total			18,408,144
Supermarkets 0.2%
Safeway, Inc.
02/01/2031	7.250%	4,200,000	4,326,712
Technology 2.7%
Broadcom, Inc.(e)
02/15/2041	3.500%	6,000,000	4,935,266
Cloud Software Group, Inc.(e)
09/30/2029	9.000%	4,500,000	4,579,943
Consensus Cloud Solutions, Inc.(e)
10/15/2026	6.000%	5,000,000	4,994,439
Hewlett Packard Enterprise Co.
10/15/2054	5.600%	5,200,000	5,103,944
Minerva Merger Sub, Inc.(e)
02/15/2030	6.500%	8,000,000	7,690,646
Neptune Bidco US, Inc.(e)
04/15/2029	9.290%	7,254,000	7,101,482
NortonLifeLock, Inc.(e)
09/30/2027	6.750%	4,700,000	4,831,147
Picard Midco, Inc.(e)
03/31/2029	6.500%	5,000,000	4,976,300
Rocket Software, Inc.(e)
02/15/2029	6.500%	8,875,000	8,442,270
Total			52,655,437

Tri-Continental Corporation  | 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.5%
Hertz Corp. (The)(e)
07/15/2029	12.625%	4,600,000	5,017,346
XPO, Inc.(e)
06/01/2028	6.250%	4,600,000	4,713,675
Total			9,731,021
Total Corporate Bonds & Notes (Cost $369,302,075)			360,333,256

Preferred Debt 0.3%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.3%
Citigroup Capital XIII(h)
10/30/2040	11.887%	165,000	4,928,550
Total Preferred Debt (Cost $4,356,642)			4,928,550

Warrants —%
Issuer	Shares	Value ($)
Health Care —%
Health Care Equipment & Supplies —%
Quotient Ltd.(a),(b),(c) 10/13/2026	39,425	0
Quotient Ltd.(a),(b),(c) 07/06/2027	181,609	0
Total		0
Total Health Care		0
Total Warrants (Cost $—)		0

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(k),(l)	21,879,859	21,877,671
Total Money Market Funds (Cost $21,872,157)		21,877,671
Total Investments in Securities (Cost: $1,516,469,702)		1,943,195,747
Other Assets & Liabilities, Net		10,983,928
Net Assets		1,954,179,675
At September 30, 2024, securities and/or cash totaling $1,817,400 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	53	12/2024	USD	15,407,763	400,681	—
Tri-Continental Corporation  | 2024

Portfolio of Investments  (continued)
Tri-Continental Corporation, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Directors. At September 30, 2024, the total value of these securities amounted to $3,351,908, which represents 0.17% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $278,633,988, which represents 14.26% of total net assets.

(f)	Represents a security in default.
(g)	Perpetual security with no specified maturity date.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(l)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	29,152,086	224,437,414	(231,711,188)	(641)	21,877,671	2,923	1,075,923	21,879,859
Abbreviation Legend
ADR	American Depositary Receipt
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Tri-Continental Corporation  | 2024

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3QT240_12_P01_(11/24)